STOCK-BASED COMPENSATION (Details 5) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net Income Loss Before Tax Weighting Percentage	50.00%	50.00%
Tier One Leverage Ratio Weighting Percentage	25.00%	25.00%
Texas Ratio Weighting Percentage	25.00%	25.00%
Net Income Loss Before Tax Performance Requirement	At or greater than	At or better than
Tier One Leverage Ratio Performance Requirement	At or greater than	At or greater than
Texas Ratio Performance Requirement	At or less than	At or less than
Net Income Loss 2012 Performance Threshold	$ 1,295,000	$ 3,503,000
Tier One Leverage Ratio 2012 Performance Thresholds	6.42%
Texas Ratio 2012 Performance Threshold	75.00%	6.30%
Net Income Loss Before Tax 2013 Performance Threshold	6,370,000
Tier 1 Leverage Ratio 2013 Performance Threshold	7.76%
Texas Ratio 2013 Performance Threshold	50.00%
Net Income Loss 2011 Performance Threshold		(4,319,000)
Tier One Leverage Ratio 2011 Performance Threshold		6.22%
Non Accrual Loans 2011 Performance Threshold		55,000,000
Non Accrual Loans 2012 Performance Threshold		$ 40,000,000